SCHEDULE OF LOANS OUTSTANDING (Details) - USD ($)		Sep. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Short-term Debt [Line Items]
Total loans payable		$ 46,549		$ 20,540		$ 98,471
Loan Builder [Member]
Short-term Debt [Line Items]
Total loans payable	[1]			14,072
Sterling Line Of Credit [Member]
Short-term Debt [Line Items]
Total loans payable	[1]	46,549
Credit Line - BlueVine [Member]
Short-term Debt [Line Items]
Total loans payable			[1]	14,072	[1]	12,287
Credit Line - Blue Loan Builder [Member]
Short-term Debt [Line Items]
Total loans payable				$ 6,468		$ 86,184

[1]	Represents notes payable from factoring with varying rates of interest and fees, and no set minimum monthly payments